BANK AND OTHER BORROWINGS (Schedule of Maturities of Long-Term and Other Debt) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Total			¥ 248,604
Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Within one year	¥ 44,068	$ 6,409
Between one and two years	11,098	1,614
Between two and three years	38,926	5,662
Between three and four years	102,057	14,844
Above four years	345,445	50,242
Total	¥ 541,594	$ 78,771